Commitments and Contingencies (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Commitments and Contingencies [Abstract]
Minimum lease payments	$ 28.0	$ 3.5
Restricted cash		$ 1.0	¥ 7.1